Net interest income	12 Months Ended
Dec. 31, 2022
Net interest income [Abstract]
Net interest income

31.	Net interest income
Net interest income for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Interest income:
Cash and due from banks at amortized cost	~~W~~	128,023	85,846	272,407
Deposits at FVTPL		13,888	1,298	1,329
Securities at FVTPL		742,958	659,927	870,441
Securities at FVOCI		957,817	896,027	1,209,153
Securities at amortized cost		1,076,849	1,091,974	1,275,368
Loans at amortized cost		11,697,775	11,889,767	16,316,497
Loans at FVTPL		73,991	35,587	69,146
Others		82,695	63,804	94,325

		14,773,996	14,724,230	20,108,666

Interest expense:
Deposits		(2,842,625)	(2,173,804)	(4,642,670)
Financial liabilities designated at FVTPL		—	—	(1,296)
Borrowings		(426,607)	(330,548)	(938,641)
Debt securities issued		(1,554,544)	(1,390,230)	(1,901,458)
Others		(67,520)	(60,323)	(160,920)

		(4,891,296)	(3,954,905)	(7,644,985)

Net interest income	~~W~~	9,882,700	10,769,325	12,463,681